Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature
Schedule of expense by nature

			Mineral exploration
		Selling, general	and project	2019	2018	2017
	Cost of sales	and administrative	development	Total	Total	Total
Raw materials and consumables used	(1,056,426)	(6,668)	—	(1,063,094)	(1,086,974)	(1,037,288)
Third-party services	(401,598)	(96,996)	(75,634)	(574,228)	(471,266)	(326,889)
Depreciation and amortization	(310,254)	(7,614)	(24)	(317,892)	(267,189)	(270,454)
Employee benefit expenses	(161,110)	(74,183)	(18,958)	(254,251)	(262,964)	(279,371)
Other expenses	(15,295)	(31,050)	(18,368)	(64,713)	(86,432)	(86,015)
	(1,944,683)	(216,511)	(112,984)	(2,274,178)	(2,174,825)	(2,000,017)